UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     February 10, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $1,856,624 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    84879   998225 SH       SOLE                   839725            158500
Accenture Ltd.              COM                 G1150G111    27220  1034195 SH       SOLE                   876495            157700
American International GroupCOM                 026874107    92080  1389261 SH       SOLE                  1167487            221774
American International GroupCOM                 026874107     6993   105512 SH       DEFINED 01             105512
American Standard Companies COM                 029712106    89807   891825 SH       SOLE                   750625            141200
American Standard Companies COM                 029712106     5387    53500 SH       DEFINED 01              53500
Apogent Technologies Inc.   COM                 03760A101     2304   100000 SH       DEFINED 01             100000
Apogent Technologies Inc.   COM                 03760A101    25513  1107320 SH       SOLE                   929920            177400
Aramark Corp Cl B           COM                 038521100    25128   916415 SH       SOLE                   767115            149300
Aramark Corp Cl B           COM                 038521100     5484   200000 SH       DEFINED 01             200000
Avery Dennison Corp.        COM                 053611109    30826   550270 SH       SOLE                   481570             68700
Baker Hughes Inc.           COM                 057224107    11350   352910 SH       SOLE                   298410             54500
Baker Hughes Inc.           COM                 057224107     3216   100000 SH       DEFINED 01             100000
Bank of America Corp.       COM                 060505104    42967   534215 SH       SOLE                   461115             73100
Bank of America Corp.       COM                 060505104     8043   100000 SH       DEFINED 01             100000
Bank of New York Inc.       COM                 064057102     3312   100000 SH       DEFINED 01             100000
Bank of New York Inc.       COM                 064057102    38985  1177075 SH       SOLE                   989175            187900
Baxter International Inc.   COM                 071813109     1526    50000 SH       DEFINED 01              50000
Baxter International Inc.   COM                 071813109    20470   670710 SH       SOLE                   572510             98200
Black & Decker Corp         COM                 091797100    37114   752510 SH       SOLE                   644710            107800
Black & Decker Corp         COM                 091797100     5430   110100 SH       DEFINED 01             110100
Bombardier Inc. Cl B        COM                 097751200     2110   500000 SH       DEFINED 01             500000
BP PLC ADR                  COM                 055622104     1480    30000 SH       SOLE                    30000
Brunswick Corp.             COM                 117043109    51078  1604705 SH       SOLE                  1345405            259300
Cablevision Systems Cl A    COM                 12686C109    10611   453645 SH       SOLE                   380645             73000
Cardinal Health Inc.        COM                 14149Y108    30630   500815 SH       SOLE                   428915             71900
Cardinal Health Inc.        COM                 14149Y108     6116   100000 SH       DEFINED 01             100000
Cendant Corp.               COM                 151313103    35366  1588070 SH       SOLE                  1356170            231900
Cendant Corp.               COM                 151313103     3897   175000 SH       DEFINED 01             175000
Chubb Corp.                 COM                 171232101      885    13000 SH       SOLE                    13000
Cigna Corp                  COM                 125509109    54539   948505 SH       SOLE                   811405            137100
Cigna Corp                  COM                 125509109     5462    95000 SH       DEFINED 01              95000
CIT Group Inc.              COM                 125581108     5824   162000 SH       SOLE                   162000
Citigroup Inc.              COM                 172967101     5458   112434 SH       DEFINED 01             112434
Citigroup Inc.              COM                 172967101    99372  2047219 SH       SOLE                  1732393            314826
ConocoPhillips              COM                 20825C104     3934    60000 SH       SOLE                    60000
Cooper Cameron Corp.        COM                 216640102     4660   100000 SH       DEFINED 01             100000
Cooper Cameron Corp.        COM                 216640102    33709   723365 SH       SOLE                   608065            115300
CVS Corporation             COM                 126650100    56040  1551500 SH       SOLE                  1306000            245500
CVS Corporation             COM                 126650100     5418   150000 SH       DEFINED 01             150000
Darden Restaurants Inc.     COM                 237194105    27958  1328820 SH       SOLE                  1117220            211600
Darden Restaurants Inc.     COM                 237194105     4208   200000 SH       DEFINED 01             200000
Eaton Corp.                 COM                 278058102    47257   437650 SH       SOLE                   368450             69200
El Paso Corp.               COM                 28336L109     1638   200000 SH       DEFINED 01             200000
First Data Corp.            COM                 319963104     3239    78825 SH       SOLE                    78825
Fox Entertainment Group Inc.COM                 35138T107    34612  1187370 SH       SOLE                   998070            189300
Goldman Sachs Group Inc.    COM                 38141G104    64667   654985 SH       SOLE                   547585            107400
HCA Inc.                    COM                 404119109    41294   961210 SH       SOLE                   816710            144500
Illinois Tool Works         COM                 452308109    41417   493590 SH       SOLE                   415990             77600
Int'l Business Machine      COM                 459200101    54975   593165 SH       SOLE                   500165             93000
Janus Capital Group Inc.    COM                 47102X105    19546  1191080 SH       SOLE                  1013680            177400
JP Morgan Chase & Co.       COM                 46625H100     1690    46000 SH       SOLE                    46000
Koninklijke Philips Electr. COM                 500472303    33617  1155622 SH       SOLE                   966322            189300
Laboratory Corp of America  COM                 50540R409    36706   993385 SH       SOLE                   836785            156600
Laboratory Corp of America  COM                 50540R409     5542   150000 SH       DEFINED 01             150000
Mattel Inc.                 COM                 577081102    28323  1469780 SH       SOLE                  1232780            237000
Motorola Inc.               COM                 620076109    18594  1328111 SH       SOLE                  1118611            209500
Nike Inc. Cl B              COM                 654106103    45463   664075 SH       SOLE                   558475            105600
Nike Inc. Cl B              COM                 654106103     3765    55000 SH       DEFINED 01              55000
Office Depot Inc.           COM                 676220106     3347   200300 SH       SOLE                   200300
Principal Financial Group   COM                 74251V102     3307   100000 SH       SOLE                   100000
Procter & Gamble Co.        COM                 742718109      250     2500 SH       SOLE                     2500
Schlumberger Ltd.           COM                 806857108    21132   386189 SH       SOLE                   325489             60700
SPX Corp.                   COM                 784635104     6940   118000 SH       DEFINED 01             118000
SPX Corp.                   COM                 784635104    58234   990210 SH       SOLE                   832610            157600
United Technologies Corp.   COM                 913017109    29350   309700 SH       SOLE                   259500             50200
Viacom Inc Cl B             COM                 925524308    64268  1448125 SH       SOLE                  1222425            225700
Viacom Inc Cl B             COM                 925524308     4438   100000 SH       DEFINED 01             100000
Walt Disney Co.             COM                 254687106    43463  1862981 SH       SOLE                  1572381            290600
Wells Fargo & Co.           COM                 949746101    37569   637945 SH       SOLE                   536245            101700
Wells Fargo & Co.           COM                 949746101     5889   100000 SH       DEFINED 01             100000
Whirlpool Inc.              COM                 963320106    35931   494575 SH       SOLE                   423075             71500
Whirlpool Inc.              COM                 963320106     3734    51400 SH       DEFINED 01              51400
York Intl Corp New          COM                 986670107    39638  1077120 SH       SOLE                   910195            166925